SIGNIFICANT TRANSACTIONS	6 Months Ended
Jun. 30, 2020
Significant Transactions
SIGNIFICANT TRANSACTIONS	SIGNIFICANT TRANSACTIONS
GTH restructuring
During the first half of 2020, VEON continued with the restructuring of Global Telecom Holding S.A.E. ("GTH"), with the intragroup transfer of Mobilink Bank and GTH Finance B.V. completed in March and April 2020, respectively. As the operating assets of GTH had previously been, and will continue to be, fully consolidated within the balance sheet of the VEON Group, there was no material impact on these consolidated financial statements stemming from these intragroup transfers. For further details on GTH restructuring, refer to the Group’s audited annual consolidated financial statements as of and for the year ended December 31, 2019.
Revised technology infrastructure partnership with Ericsson
In February 2019, the Company announced a revised arrangement with Ericsson to upgrade its core IT systems in several countries in the coming years and to release Ericsson from the development and delivery of the Full Stack Revenue Manager Solution. The parties signed binding terms to vary the existing agreements and as a result VEON received US$350 during the first half of 2019. The settlement amount was recorded in the income statement within ‘Other operating income’.